SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 15, 2019
Sprott Loans [Line Items]
Repayments of principal amount	$ 0	$ 9,400	$ 10,600
Sprott Facility [Member]
Sprott Loans [Line Items]
Advanced amount of principal senior secured credit facility				$ 20,000
Principal amount outstanding		9,400
Repayments of principal amount		279
Payment for monthly interest charge		293
Interest expense on borrowings		$ 378